Consolidated income statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Interest income
Calculated using the effective interest rate method	$ 11,411	$ 12,184	$ 14,412
Calculated using the effective interest rate method, percentage movement from prior period	(6.00%)
Calculated using the effective interest rate method, percentage movement from same period in prior year	(21.00%)
Other	$ 23	179	272
Other, percentage movement from prior period	(87.00%)
Other, percentage movement from same period in prior year	(92.00%)
Total interest income	$ 11,434	12,363	14,684
Total interest income, percentage movement from prior period	(8.00%)
Total interest income, percentage movement from same period in prior year	(22.00%)
Interest expense	$ (3,086)	(4,667)	(5,684)
Interest expense, percentage movement from prior period	(34.00%)
Interest expense, percentage movement from same period of prior year	(46.00%)
Net interest income	$ 8,348	7,696	9,000
Net interest income, percentage movement from prior period	8.00%
Net interest income, percentage movement from same period of prior year	(7.00%)
Net fee income	$ 700	837	755
Net fee income, percentage movement from prior period	(16.00%)
Net fee income, percentage movement from same period of prior year	(7.00%)
Net wealth management and insurance income	$ 598	286	465
Net wealth management and insurance income, percentage movement from prior period	109.00%
Net wealth management and insurance income, percentage movement from same period of prior year	29.00%
Trading income	$ 442	435	460
Trading income, percentage movement from prior period	2.00%
Trading income, percentage movement from same period in prior year	(4.00%)
Other income	$ 598	325	(76)
Other income, percentage movement from prior period	84.00%
Net operating income before operating expenses and impairment charges	$ 10,686	9,579	10,604
Net operating income before operating expenses and impairment charges, percentage movement from prior period	12.00%
Net operating income before operating expenses and impairment charges, percentage movement from same period of prior year	1.00%
Operating expenses	$ (5,997)	(6,558)	(6,181)
Operating expenses, percentage movement from prior period	(9.00%)
Operating expenses, percentage movement from same period of prior year	(3.00%)
Impairment (charges)/benefits	$ 372	(940)	(2,238)
Profit before income tax expense	$ 5,061	2,081	2,185
Profit before income tax, percentage movement from prior period	143.00%
Profit before income tax, percentage movement from same period of prior year	132.00%
Income tax expense	$ (1,616)	(980)	(994)
Income tax expense, percentage movement from prior period	65.00%
Income tax expense, percentage movement from same period of prior year	63.00%
Net profit	$ 3,445	1,101	1,191
Net profit, percentage movement from same period of prior year	189.00%
Net profit attributable to non-controlling interests (NCI)	$ (2)	(1)	(1)
Net profit attributable to non-controlling interests (NCI), percentage movement from prior period	100.00%
Net profit attributable to non-controlling interests (NCI), percentage movement from same period of prior year	100.00%
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 3,443	$ 1,100	$ 1,190
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from same period of prior year	189.00%
Earnings per share (cents)
Basic	$ 0.945	$ 0.305	$ 0.332
Basic, percentage movement from same period of prior year	185.00%
Diluted	$ 0.864	$ 0.299	$ 0.332
Diluted, percentage movement from prior period	189.00%
Diluted, percentage movement from same period of prior year	160.00%